Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) shares	Feb. 28, 2026 CNY (¥)	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			2,030,000	2,305,100	6,114,000
Share based compensation arrangement by share based payment award option non option equity instruments granted fair value | $	$ 9,587
Employee Stock Option [Member]
Subsequent Event [Line Items]
Share based compensation arrangement by share based payment award option non option equity instruments granted fair value | $	$ 12,234
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to acquire equity method investments | ¥		¥ 12,500
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	2,100,000
Subsequent Event [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	2,680,000